Employee Pension and Profit Sharing Plans - Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined contribution cost recognized	$ 32.4	$ 29.5	$ 31.5
Accumulated benefit obligation	273.8	279.4
Actuarial gains (losses) in other comprehensive income (loss) before taxes	24.2	(22.8)
Amortization of actuarial losses recognized as net periodic pension cost	(3.4)	(0.6)
Net actuarial loss included in accumulated other comprehensive income (loss) to be recognized in next fiscal year	(1.0)	(3.6)
Settlement gains in other comprehensive income (loss) before taxes		0.3
Charge recorded as a result of withdrawing from the original pool	2.4
International Plans
Defined Benefit Plan Disclosure [Line Items]
Defined contribution cost recognized	$ 8.5	$ 5.0	$ 5.7